ACCOUNT RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
Schedule of Account receivable
	March 31, 2021	December 31, 2020
Services fee receivable	$2,880,285	2,609,520
	2,880,285	2,609,520

	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-